DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

21. DERIVATIVE FINANCIAL INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

        The Company utilizes a risk management strategy that incorporates the use of derivative financial instruments to reduce exposure to interest rate risk, inflation risk, currency exchange risk, volatility risk, and equity market risk. These strategies are developed through the Company's analysis of data from financial simulation models and other internal and industry sources, and are then incorporated into the Company's risk management program.

        Derivative instruments expose the Company to credit and market risk and could result in material changes from period to period. The Company attempts to minimize its credit risk by entering into transactions with highly rated counterparties. The Company manages the market risk by establishing and monitoring limits as to the types and degrees of risk that may be undertaken. The Company monitors its use of derivatives in connection with its overall asset/liability management programs and risk management strategies. In addition, all derivative programs are monitored by our risk management department.

  Derivatives Related to Interest Rate Risk Management

        Derivative instruments that are used as part of the Company's interest rate risk management strategy include interest rate swaps, interest rate futures, and interest rate caps. The Company's inflation risk management strategy involves the use of swaps that requires the Company to pay a fixed rate and receive a floating rate that is based on changes in the Consumer Price Index ("CPI").

  Derivatives Related to Risk Mitigation of Variable Annuity Contracts

        The Company may use the following types of derivative contracts to mitigate its exposure to certain guaranteed benefits related to variable annuity contracts:

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  Foreign Currency Futures

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  Variance Swaps

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  Interest Rate Futures

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  Equity Options

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  Equity Futures

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  Credit Derivatives

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  Interest Rate Swaps

        The Company has sold credit protection under single name credit default swaps and credit default swap indices for which it receives a premium to insure credit risk. Such credit derivatives are a part of the Company's program to mitigate risks related to certain minimum guaranteed benefits of variable annuity contracts and are designed to offset some portion of the Company's nonperformance risk. The Company will only make a payment in the event there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less an auction-determined recovery rate, to the percentage extent described. A credit event is generally defined to include material default, bankruptcy, or debt restructuring. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, equals the notional value of the credit default swaps. As of December 31, 2011, the Company did not have any open credit default swaps.

Accounting for Derivative Instruments

        The Company records its derivative financial instruments in the consolidated balance sheet in "other long-term investments" and "other liabilities" in accordance with GAAP, which requires that all derivative instruments be recognized in the balance sheet at fair value. The change in the fair value of derivative financial instruments is reported either in the statement of income or in other comprehensive income (loss), depending upon whether it qualified for and also has been properly identified as being part of a hedging relationship, and also on the type of hedging relationship that exists.

        For a derivative financial instrument to be accounted for as a GAAP accounting hedge, it must be identified and documented either as a fair value, cash flow, or foreign currency GAAP accounting hedge contemporaneously at the trade date. For cash flow hedges, the effective portion of their realized gain or loss is reported as a component of other comprehensive income and reclassified into earnings in the same period during which the hedged transaction impacts earnings. Any remaining gain or loss, the ineffective portion, is recognized in current earnings. For fair value hedge derivatives, their gain or loss as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. Effectiveness of the Company's hedge relationships is assessed on a quarterly basis.

        The Company reports changes in fair values of derivatives that are not part of a qualifying hedge relationship through earnings in the period of change. Changes in the fair value of derivatives that are recognized in current earnings are reported in "Realized investment gains (losses)—Derivative financial instruments".

Derivative Instruments Designated and Qualifying as Hedging Instruments

  Cash-Flow Hedges

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  In connection with the issuance of inflation-adjusted funding agreements, the Company has entered into swaps to essentially convert the floating CPI-linked interest rate on these agreements to a fixed rate. The Company pays a fixed rate on the swap and receives a floating rate primarily determined by the period's change in the CPI. The amounts that are received on the swaps are almost equal to the amounts that are paid on the agreements.

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  The Company has entered into an interest rate swap to convert LIBOR-based floating rate interest payments on a certain funding agreement to fixed rate interest payments. This structure is basically the same as that described regarding the CPI-based agreements and swaps.

Derivative Instruments Not Designated and Not Qualifying as Hedging Instruments

        The Company uses various other derivative instruments for risk management purposes that do not qualify for hedge accounting treatment. Changes in the fair value of these derivatives are recognized in earnings during the period of change.

  Derivatives related to variable annuity contracts

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  The Company uses equity, interest rate, and currency futures to mitigate the risk related to certain guaranteed minimum benefits, including GMWB, within our variable annuity products. In general, the cost of such benefits varies with the level of equity and interest rate markets, foreign currency levels, and overall volatility. The equity futures resulted in net pre-tax losses of $30.1 million and $42.3 million and interest rate futures resulted in pre-tax gains of $164.2 million and a pre-tax loss of $11.8 million for the year ended December 31, 2011 and 2010, respectively. Currency futures resulted in net pre-tax gains of $3.0 million, for the year ended December 31, 2011.

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  The Company uses equity options, volatility swaps, and interest rate swaps to mitigate the risk related to certain guaranteed minimum benefits, including GMWB, within our variable annuity products. In general, the cost of such benefits varies with the level of equity markets and overall volatility. The equity options resulted in net pre-tax losses of $15.1 million, the volatility swaps resulted in net pre-tax losses of $0.2 million, and the interest rate swaps resulted in a net pre-tax gain of $7.7 million for the year ended December 31, 2011, respectively. Such interest rate swaps were not held during the year ended December 31, 2010.

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  The Company entered into credit default swaps to partially mitigate the Company's non-performance risk related to certain guaranteed minimum withdrawal benefits within our variable annuity products. The Company reported net pre-tax losses of $7.9 million for the year ended December 31, 2011. Net settlements received were $2.5 million, offset by termination losses of $10.4 million. As of December 31, 2011, the Company did not hold any remaining credit default swaps.

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  The Company markets certain variable annuity products with a GMWB rider. The GMWB component is considered an embedded derivative, not considered to be clearly and closely related to the host contract. The Company recognized pre-tax losses of $127.5 million and $5.7 million for the year ended December 31, 2011 and 2010, respectively, related to these embedded derivatives.

  Other Derivatives

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  The Company previously entered into credit default swaps to enhance the return on its investment portfolio. The Company reported net pre-tax losses of $0.5 million for the year ended December 31, 2011, and pre-tax gains of $1.4 million for the year ended December 31, 2010, respectively, related to their change in fair value and premium income earned. As of December 31, 2011, no credit default swaps were outstanding.

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  The Company uses certain interest rate swaps to mitigate the price volatility of fixed maturities. The Company recognized pre-tax losses of $11.3 million and $8.4 million on interest rate swaps for the year ended December 31, 2011 and 2010, respectively. The net losses for the year ended December 31, 2011, were the result of $10.4 million in realized losses due to terminations, $3.1 million in realized losses due to interest settlements, and $2.2 million in unrealized gains.

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  The Company purchased interest rate caps during the year ended December 31, 2011, to mitigate the Company's credit risk with respect to the Company's LIBOR exposure and the potential impact of European financial market distress. These caps resulted in net pre-tax losses of $2.8 million for the year ended December 31, 2011.

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  The Company uses other types of derivatives to manage risk related to other exposures. The Company recognized pre-tax losses of $0.5 million for the year ended December 31, 2011. The Company recognized gains of $0.8 million for the year ended December 31, 2010.

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  The Company is involved in various modified coinsurance and funds withheld arrangements which contain embedded derivatives. Changes in their fair value are recorded in current period earnings. The investment portfolios that support the related modified coinsurance reserves and funds withheld arrangements had mark-to-market changes which substantially offset the gains or losses on these embedded derivatives. The Company recognized pre-tax losses of $134.3 million and $68.0 million for the year ended December 31, 2011 and 2010, respectively.

          The tables below present information about the nature and accounting treatment of the Company's primary derivative financial instruments and the location in and effect on the consolidated financial statements for the periods presented below:

	As of December 31,
	2011		2010
	Notional Amount	Fair Value	Notional Amount	Fair Value
	(Dollars In Thousands)
Other long-term investments
Cash flow hedges:
Inflation	$7,068	$1	$—	$—
Derivatives not designated as hedging instruments:
Interest rate swaps	125,000	5,118	25,000	3,808
Credit default swaps	—	—	—	—
Embedded derivative—Modco reinsurance treaties	30,001	2,038	29,563	2,687
Embedded derivative—GMWB	826,790	10,665	1,099,902	22,378
Interest rate futures	615,445	6,393	—	—
Equity futures	49,631	837	—	—
Currency futures	57,912	976	—	—
Interest rate caps	3,000,000	2,666	—	—
Other	440,224	19,551	95,000	6,794

	$5,152,071	$48,245	$1,249,465	$35,667

Other liabilities
Cash flow hedges:
Inflation	$244,399	$8,863	$293,379	$12,005
Interest rate	75,000	3,443	75,000	6,747
Derivatives not designated as hedging instruments:
Credit default swaps	—	—	25,000	1,099
Interest rate swaps	25,000	3,064	110,000	9,137
Embedded derivative—Modco reinsurance treaties	2,761,686	279,799	2,842,862	146,105
Embedded derivative—GMWB	3,741,688	157,813	1,494,657	41,990
Interest rate futures	270,019	1,148	598,357	16,764
Equity futures	189,765	1,454	327,321	7,231
Currency futures	14,348	126	—	—
Other	—	—	338,438	2,433

	$7,321,905	$455,710	$6,105,014	$243,511

Gain (Loss) on Derivatives in Cash Flow Relationship

	For The Year Ended December 31, 2011			For The Year Ended December 31, 2010
	Realized investment gains (losses)	Benefits and settlement expenses	Other comprehensive income (loss)	Realized investment gains (losses)	Benefits and settlement expenses	Other comprehensive income (loss)
	(Dollars In Thousands)
Gain (loss) recognized in other comprehensive income (loss) (effective portion):
Interest rate	$—	$—	$(272)	$—	$—	$(2,979)
Inflation	—	—	2,468	—	—	3,494
Gain (loss) reclassified from accumulated other comprehensive income (loss) into income (effective portion):
Interest rate	$—	$(3,581)	$—	$—	$(6,650)	$—
Inflation	—	(276)	—	—	(3,303)	—
Gain (loss) recognized in income (ineffective portion):
Inflation	$(359)	$—	$—	$116	$—	$—

        Based on the expected cash flows of the underlying hedged items, the Company expects to reclassify $4.6 million out of accumulated other comprehensive income (loss) into earnings during the next twelve months.

Realized investment gains (losses)—derivative financial instruments

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Derivatives related to variable annuity contracts:
Interest rate futures—VA	$164,221	$(11,778)	$—
Equity futures—VA	(30,061)	(42,258)	—
Currency futures—VA	2,977	—	—
Volatility swaps—VA	(239)	(2,433)	—
Equity options—VA	(15,051)	(1,824)	—
Interest rate swaps—VA	7,718	—	—
Credit default swaps—VA	(7,851)	—	—
Embedded derivative—GMWB	(127,537)	(5,728)	19,722

Total derivatives related to variable annuity contracts	(5,823)	(64,021)	19,722
Embedded derivative—Modco reinsurance treaties	(134,340)	(67,989)	(252,698)
Derivatives related to corporate debt	—	—	(125)
Interest rate swaps	(11,264)	(8,427)	39,317
Interest rate caps	(2,801)	—	—
Interest rate futures	—	—	6,889
Credit default swaps	(548)	1,389	3,351
Other derivatives	(475)	799	5,591

	$(155,251)	$(138,249)	$(177,953)

Realized investment gains (losses)—all other investments

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Modco trading portfolio(1)	$164,224	$109,399	$285,178
(1)
The Company elected to include the use of alternate disclosures for trading activities